Note 12 - Lease - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance at January 1	$ 175	$ 218
Lease interest	13	13
Lease repayment	(55)	(49)
Change in discount rate	0	(7)
Balance at December 31	133	175
Less – Current portion	(50)	(43)
Balance at December 31 – Long-term portion	$ 83	$ 132